Warrant Liabilities - Additional Information (Detail) - USD ($)		9 Months Ended
	Feb. 26, 2021	Sep. 30, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Expiration period of warrants		5 years
Warrants outstanding to purchase		$ 212,935,000	$ 0
Number of trading days to determine call of warrant redemption		30 days
Class A common stock [Member]
Class of Warrant or Right [Line Items]
Number of ordinary share called by each warrant		1
Exercise price of warrants or rights		$ 11.50
Class A common stock [Member] | Minimum [Member] | Redemption of Warrants When Price Equals or Exceeds $18.00 [Member]
Class of Warrant or Right [Line Items]
Share price		18.00
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants Issued	$ 34,499,925
Warrant redemption price (in dollars per share)		$ 0.01
Warrant minimum days for prior written notice of redemption		30 days
Number of trading days to determine call of warrant redemption		20 days
Public Warrants [Member] | Class A common stock [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding to purchase		$ 117,000,000.0
Shares purchased		34,500,000
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants Issued		$ 17,325,000
Private Placement Warrants [Member] | Class A common stock [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding to purchase		$ 96,000,000.0
Shares purchased		17,300,000